Trade and other receivables	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables:

As at	Dec 31 2023	Dec 31 2022
Trade	$431,602	$407,733
Value-added and other tax receivables	22,292	14,986
Other	79,721	78,206
	$533,615	$500,925